UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 99.5%
Colorado 3.6%
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 3.84% *, 8/1/2017, Wells Fargo Bank NA (a)	2,690,000	2,690,000
Florida 3.4%
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 3.86% *, 7/1/2016 (b)	2,045,000	2,045,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.82% *, 9/1/2035, KeyBank NA (a)	500,000	500,000

		2,545,000
Georgia 3.3%
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.75% *, 9/1/2035, SunTrust Bank (a)	2,000,000	2,000,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.75% *, 8/1/2018, SunTrust Bank (a)	500,000	500,000

		2,500,000
Hawaii 2.8%
Honolulu, HI, City & County, General Obligation, 3.53%, 11/7/2006	2,100,000	2,100,000
Illinois 3.9%
Chicago, IL, General Obligation, Series Z-10, 144A, 3.81% *, 6/29/2029 (b)	2,935,000	2,935,000
Indiana 11.9%
ABN AMRO, Munitops Certificates Trust, Series 2003-32, 144A, 3.77% *, 1/15/2012 (b)	1,000,000	1,000,000
Indiana, State Development Finance Authority Revenue, Educational Facilities, Indiana Museum of Art, 3.78% *, 2/1/2039, Bank One NA (a)	1,100,000	1,100,000
Indiana, State Educational Facilities Authority Revenue, St. Mary Woods Project, 3.85% *, 4/1/2024, Bank One NA (a)	2,900,000	2,900,000
Terre Haute, IN, Westminster Village Revenue, Series A, 3.78% *, 8/1/2036, Sovereign Bank FSB (a)	4,000,000	4,000,000

		9,000,000
Kentucky 8.9%
Kentucky, Inc., Public Energy Authority, Gas Supply Revenue, Series A, 3.86% *, 8/1/2016	700,000	700,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 3.85% *, 7/1/2019, Bank One Kentucky NA (a)	1,605,000	1,605,000
Pendleton County, KY, Multi-County Lease Revenue, Associated Counties Leasing Program, 3.57% *, 3/1/2019, Commonwealth Bank of Australia (a)	3,000,000	3,000,000
Somerset, KY, Blakley Family YMCA, Inc. Project, 3.8% *, 4/1/2015, Fifth Third Bank (a)	1,470,000	1,470,000

		6,775,000
Massachusetts 7.6%
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 3.77% *, 8/1/2036, Citizens Bank of MA (a)	3,500,000	3,500,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 3.79% *, 9/1/2041, TD BankNorth NA (a)	2,250,000	2,250,000

		5,750,000
New Jersey 4.5%

New Jersey, State Transportation Trust Fund Authority, Series B-04, 144A, 3.77% *, 12/15/2021 (b)	3,400,000	3,400,000
New York 5.6%
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, 3.82% *, 6/1/2022, KeyBank NA (a)	1,000,000	1,000,000
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,008,562
New York, NY, General Obligation, Series A-3, 3.72% *, 8/1/2031, BNP Paribas (a)	1,200,000	1,200,000

		4,208,562
North Carolina 2.0%
North Carolina, Medical Care Community, Health Care Facilities Revenue, First Mortgage-Friends Homes, 3.75% *, 9/1/2033, Bank of America NA (a)	700,000	700,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage, United Methodist, Series B, 3.78% *, 10/1/2008, Branch Banking & Trust (a)	850,000	850,000

		1,550,000
Ohio 0.7%
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series A, 3.83% *, 9/1/2020, Fifth Third Bank (a)	565,000	565,000
Oregon 1.3%
Forest Grove, OR, Student Housing Revenue, Oak Tree Foundation Project, Series A, 3.77% *, 3/1/2036, KeyBank NA (a)	300,000	300,000
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.78% *, 10/1/2023 (b)	700,000	700,000

		1,000,000
Pennsylvania 4.0%
Berks County, PA, Industrial Development Authority Revenue, Richard J. Caron Foundation Project, 3.8% *, 9/1/2025, Wachovia Bank NA (a)	1,000,000	1,000,000
Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/29/2007, Bank of America NA (a)	2,000,000	2,010,295

		3,010,295
Tennessee 2.6%
Tennessee, Municipal Securities Trust Certificates, Tennessee Energy, “A”, Series 2006-275, 144A, 3.79% *, 4/2/2020	1,000,000	1,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.79% *, 5/1/2016	1,000,000	1,000,000

		2,000,000
Texas 19.3%
City of San Antonio, TX, Water System, 3.55%, 11/6/2006	2,000,000	2,000,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 3.79% *, 7/15/2010 (b)	2,285,000	2,285,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.78% *, 2/15/2022	1,400,000	1,400,000
Texas, Hidalgo Willacy Housing Finance Corp., Multi-Family Housing Revenue, Series F18J, 144A, 3.83% *, 1/1/2039	3,885,000	3,885,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	2,000,000	2,016,782
Texas, State Turnpike Authority, Central Texas Turnpike System Revenue, Series 1407, 144A, 3.78% *, 8/15/2042 (b)	3,000,000	3,000,000

		14,586,782
Washington 9.6%
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.78% *, 12/1/2025 (b)	5,000	5,000
Spokane, WA, Public Facilities District Hotel, Motel & Sales Use Tax, Series R-2041, 144A, 3.78% *, 12/1/2023 (b)	3,130,000	3,130,000
Washington, State Housing Finance Commission, Nonprofit Revenue, YMCA Tacoma-Pierce County Project, 3.8% *, 12/1/2032, US Bank NA (a)	4,170,000	4,170,000

		7,305,000

Multi-State 4.2%
Puttable Floating Option, Tax-Exempt Receipts, Series EC-001, 144A, 3.99% *, 10/1/2035	2,435,000	2,435,000
Puttable Floating Option, Tax-Exempt Receipts, Series EC-003, 144A, 4.0% *, 2/15/2036	715,000	715,000

		3,150,000
Puerto Rico 0.3%
Rhode Island, Lehman Brothers, Inc., Series 2006-F5-D, 3.73% *, 10/2/2006 225,000		225,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 75,295,639)	99.5	75,295,639
Other Assets and Liabilities, Net	0.5	382,294

Net Assets	100.0	75,677,933

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2006.

(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	6.7
Financial Guaranty Insurance Company	5.2
Financial Security Assurance, Inc.	4.0
MBIA Corporation	8.7

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006